Revenue - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	59.00%	57.00%
Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	18.00%	19.00%